Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (122,227,195)	$ (21,548,700)	$ (9,482,448)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation and amortization	5,458,596	2,163,197	2,016,719
Provision for credit losses	539,284	4,733,183	1,100,606
Share based compensation	6,058,117	5,983,907	6,335,246
Loss from disposal of property and equipment	188	104,091	4,661
Deferred tax benefit	(66,695)	(435,741)	(174,076)
Gain from fair value change in equity investments	(2,402,943)
Fair value loss on financial instruments	71,006,115
Gain from long term investment	(70,947)
Impairment for goodwill	29,686,102
Impairment for intangible assets	2,272,829
Change in fair value of convertible debt	21,166	2,448,936	1,508,229
Accrued interest of convertible debt	297,954	195,139	226,775
Loss (gain) from disposition of a subsidiary		1,009	(714)
Amortization of right-of-use assets-operating lease	172,435	45,381
Changes in assets and liabilities:
Notes receivable	(15,535)	(13,375)
Accounts receivable	(6,409,095)	2,980,772	(10,459,509)
Contract costs			4,088,073
Prepayments, deposits and other assets	(1,513,880)	581,031	(70,480)
Accounts payable	6,076,903	(6,150,415)	(4,444,198)
Accounts payable-related party		(695,373)	725,362
Accrued expenses and other current liabilities	(783,861)	999,500	(1,359,673)
Taxes payable	58,266	(578,597)	15,089
Deferred revenue	830,574	(406,833)	208,952
Operating lease liabilities	(141,183)	(63,837)
NET CASH USED IN OPERATING ACTIVITIES	(11,152,805)	(9,656,725)	(9,761,386)
CASH FLOWS FROM INVESTING ACTIVITIES:
(Loans to) repayment from third parties	(1,320,203)	4,039,454	1,653,246
Purchases of property and equipment	(679,146)	(2,625,731)	(2,097,163)
Purchases of intangible assets	(1,240,041)	(1,247,824)	(2,797,400)
Proceeds from disposal of property and equipment	59	45,670	1,907
Payment for long-term investment		(445,831)
Payments to related parties	(600,000)	(580,958)	(827,025)
Proceeds from related parties	1,350,425
Net cash arising from business combination	58,048
NET CASH USED IN INVESTING ACTIVITIES	(2,430,858)	(815,220)	(4,066,435)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank loans	3,954,300	3,715,262	4,340,547
Repayments of bank loans	(2,542,050)	(5,201,367)	(4,650,586)
Proceeds from private placement and market offering	8,537,719	7,027,254	5,128,477
Split shares	(3,527)
(Payment to) proceeds from issuance of convertible note	(1,250,000)	7,979,983	6,860,000
Proceeds from (payments to) related parties	40,484	(90,910)	145,552
Loan from (repayment to) third party	552,108	(445,831)	465,059
Capital contribution by non-controlling shareholder			247
NET CASH PROVIDE BY FINANCING ACTIVITIES	9,289,034	12,984,391	12,289,296
EFFECT OF EXCHANGE RATE CHANGES	(370,193)	(188,372)	205,069
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENT AND RESTRICTED CASH	(4,664,822)	2,324,074	(1,333,456)
CASH, CASH EQUIVALENT AND RESTRICTED CASH - beginning of year	9,380,322	7,056,248	8,389,704
CASH, CASH EQUIVALENT AND RESTRICTED CASH - end of year	4,715,500	9,380,322	7,056,248
Cash paid for:
Interest	144,080	203,380	211,197
Income taxes	14,138	718	3,836
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange of lease liabilities	324,304	262,255
Conversion of convertible loans	3,128,453	3,795,924	6,343,172
Issuance shares for third party receivable		59,714
Issuance shares as prepayment for potential acquisition	15,906,186
Issuance shares for acquisitions	36,718,737
Non-controlling interests recognized from step acquisitions	23,946,670
Due to related party transferred to non-controlling interests	115,050
Prepayments, deposits and other assets transferred from loan receivable	59,651,975
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash	2,991,563	9,380,322	6,960,996
Restricted cash	1,723,937		95,252
Total cash and restricted cash	$ 4,715,500	$ 9,380,322	$ 7,056,248